Property and Equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 12,472	$ 96,880	$ 134,951	$ 222,173
Cost of goods and services sold depreciation		$ 54,677